ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Israeli government authorities	$ 60	$ 54
Prepaid expenses and other	60	106
Accounts Receivable and Prepaid Expenses, Total	$ 120	$ 160